Financial risk management and fair values of financial instruments (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Interest rate basis	100	100
Change in profit after tax amount	$ 64,000	$ 496,000	$ 594,000